Document And Entity Information	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	GAIA, INC.
Entity Central Index Key	0001089872
Entity File Number	000-27517
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1113527
Entity Address, Address Line One	833 West South Boulder Road
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027-2452
City Area Code	303
Local Phone Number	222-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GAIA
Security Exchange Name	NASDAQ